Note 14 - Retirement and Pension Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan, Cost	$ 1,148,000	$ 1,236,000	$ 1,053,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
Defined Benefit Plan Contributions By Employer, Maximum	15.00%
Defined Benefit Plan Contributions By Employer Percentage, Current	2.00%